Share-Based Compensation	12 Months Ended
Dec. 31, 2019
Compensation Related Costs [Abstract]
Share-Based Compensation

NOTE 7. SHARE-BASED COMPENSATION:

On April 20, 2015, our Board of Directors and the holder of a majority of our outstanding shares of common stock approved the adoption of our 2015 Equity Incentive Award Plan (the “Plan”). The Plan allows for the issuance of up to 160,000 shares of our common stock for award grants. The Plan provides equity-based compensation through the grant of cash-based awards, nonqualified stock options, incentive stock options, stock appreciation rights, restricted stock, restricted stock units, performance shares, performance units and other stock-based awards. We believe that an adequate reserve of shares available for issuance under the Plan is necessary to enable us to attract, motivate and retain key employees and directors and to provide an additional incentive for such individuals through stock ownership and other rights that promote and recognize the financial success and growth of our Company. We have not granted any options or restricted stock units (“RSUs”), pursuant to the Plan with respect to the twelve months ended December 31, 2019.

Total share-based compensation expense for the years ended December 31, 2019 and December 31, 2018 was $1.2 million and $0.6 million, respectively. As of December 31, 2019, the unamortized share-based compensation expenses is $0.07 million which will be amortized by end of 2021.